Schedule of Segment Report Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information [Line Items]
Net operating revenue		R$ 23,789,654	R$ 25,996,423	R$ 27,353,765
Operating (expenses) income
Depreciation and amortization		(5,881,302)	(6,310,619)	(6,195,039)
Allowance for doubtful accounts		(784,403)	(729,752)	(726,944)
Other operating income, net		(1,043,922)	(1,237,085)	(2,294,320)
Reorganization items, net		(2,371,918)	(9,005,998)
Loss before financial and taxes		(2,766,590)	(9,059,320)	177,373
FINANCIAL INCOME (EXPENSES)
Income (loss) before taxes	[1]	(4,378,648)	(13,434,628)	(6,547,116)
Income (loss) from continuing operations		350,987	(2,245,113)	(3,379,928)
Loss from continuing operations		(4,027,661)	(15,679,742)	(9,927,044)
Operating Segments
Segment Information [Line Items]
Net operating revenue		23,556,940	25,163,552	26,441,091
Operating (expenses) income
Depreciation and amortization		(5,803,487)	(6,128,402)	(5,996,157)
Interconnection		(771,212)	(1,141,786)	(1,757,277)
Personnel		(2,749,038)	(2,750,323)	(2,618,139)
Third-party services		(6,149,189)	(6,243,623)	(6,154,900)
Network maintenance services		(1,235,760)	(1,501,701)	(1,860,646)
Handset and other costs		(214,102)	(252,265)	(226,826)
Advertising and publicity		(410,495)	(427,463)	(379,537)
Rentals and Insurance		(4,152,521)	(4,284,672)	(3,553,881)
Provisions/reversals		(143,517)	(1,056,436)	(1,836,380)
Allowance for doubtful accounts		(740,575)	(622,527)	(692,935)
Impairment losses			(225,512)	(501,465)
Taxes and other expenses		(277,372)	(399,123)	(961,957)
Other operating income, net		(1,234,477)	(132,211)
Reorganization items, net		(2,371,919)	(9,005,998)
Loss before financial and taxes		(2,696,724)	(9,008,490)	(99,009)
FINANCIAL INCOME (EXPENSES)
Financial income		1,331,699	944,611	4,493,042
Financial expenses		(2,075,430)	(4,539,997)	(11,420,837)
Income (loss) before taxes		(3,440,455)	(12,603,876)	(7,026,804)
Income (loss) from continuing operations		(1,498,216)	(87,379)	(3,202,817)
Loss from continuing operations		(4,938,671)	(12,691,255)	(10,229,621)
Operating Segments | Residential
Segment Information [Line Items]
Net operating revenue		9,170,835	9,376,266	9,779,218
Operating Segments | Personal mobility
Segment Information [Line Items]
Net operating revenue		7,644,515	7,848,610	8,430,890
Operating Segments | SMEs/Corporate
Segment Information [Line Items]
Net operating revenue		6,485,898	7,606,598	7,973,893
Operating Segments | Other services and businesses
Segment Information [Line Items]
Net operating revenue		R$ 255,692	R$ 332,078	R$ 257,090

[1]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)